Organization, Consolidation and Principal Activities - Summary of Results of operations of the VIE included in the Company's consolidated statements of comprehensive loss (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Organization, Consolidation and Principal Activities
Revenues	¥ 3,702,387	$ 521,470	¥ 3,820,378	¥ 4,025,279
Net (loss)/income	6,008	846	(16,414)	(191,230)
VIE
Organization, Consolidation and Principal Activities
Revenues	3,547,932	499,716	3,820,378	4,025,279
Net (loss)/income	¥ 22,230	$ 3,131	¥ 61,939	¥ (120,539)